Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity compensation awards made to our executive officers must be approved by the Compensation Committee. The Compensation Committee approves and grants annual equity awards, which include RSUs and PSUs, at approximately the same time every year. Outside of the annual grant cycle, the Compensation Committee may, from time to time, grant off-cycle equity awards, such as in connection with a new hire, promotion or retention. All off-cycle equity awards are issued on a pre-determined date following approval by the Compensation Committee. The Compensation Committee does not take material non-public information into account when determining the timing of the grant of equity awards and the timing of the release of material non-public information is not based on affecting the value of executive compensation.

Award Timing Method	The Compensation Committee approves and grants annual equity awards, which include RSUs and PSUs, at approximately the same time every year. Outside of the annual grant cycle, the Compensation Committee may, from time to time, grant off-cycle equity awards, such as in connection with a new hire, promotion or retention. All off-cycle equity awards are issued on a pre-determined date following approval by the Compensation Committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material non-public information into account when determining the timing of the grant of equity awards and the timing of the release of material non-public information is not based on affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false